UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5281

                        Oppenheimer Champion Income Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT              VALUE
                                                                                                   ------------       -------------
ASSET-BACKED SECURITIES--0.3%
Ameriquest Mortgage Securities, Inc., Home Equity Mtg. Obligations, Series 2005-R10, Cl.
A2B, 0.691%, 12/25/35(1)                                                                           $  1,321,736       $   1,095,301
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations, Series 1A,
Cl. D, 6/13/11(2,3,4)                                                                                 4,517,325                  --
Mastr Asset-Backed Securities Trust 2005-WF1, Mtg. Pass-Through Certificates, Series
2005-WF1, Cl. A2C, 0.711%, 6/25/35(1)                                                                   725,926             645,762
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD, 6.368%,
1/25/29(1,2)                                                                                            437,665              55,802
                                                                                                                      -------------
Total Asset-Backed Securities (Cost $5,212,253)                                                                           1,796,865
                                                                                                                      -------------
MORTGAGE-BACKED OBLIGATIONS--10.2%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series
2008-1, Cl. AJ, 6.201%, 1/1/18(1)                                                                     6,625,000           1,853,240
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. AJ, 5.398%, 12/1/49                                                5,560,000           1,424,692
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 0.871%, 10/25/36(1)                                                          1,638,884             708,468
Series 2006-A5, Cl. 1A13, 0.921%, 10/25/36(1)                                                           841,392             343,762
CitiMortgage Alternative Loan Trust 2007-A2, Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Series 2007-A2, Cl. 1A5, 6%, 2/25/37                                      21,158,905          12,561,098
CWALT Alternative Loan Trust 2005-18CB, Mtg. Pass-Through Certificates, Series 2005-18CB,
Cl. A8, 5.50%, 5/25/36                                                                                1,420,000           1,049,378
CWALT Alternative Loan Trust 2005-85CB, Mtg. Pass-Through Certificates, Series 2005-85CB,
Cl. 2A3, 5.50%, 2/25/36                                                                               1,050,000             804,466
CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through Certificates, Series 2005-J1, Cl.
3A1, 6.50%, 8/25/32                                                                                   1,360,845             871,589
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 2520, Cl. SE, 70.518%, 5/15/22(5)                                                              1,453,767             143,322
Series 2527, Cl. SG, 31.83%, 2/15/32(5)                                                               1,437,804              92,129
Series 2531, Cl. ST, 35.211%, 2/15/30(5)                                                              1,659,719             107,844
Series 2574, Cl. IN, (2.915)%, 12/15/22(5)                                                            7,454,901             910,027
Series 2989, Cl. TS, 77.854%, 6/15/25(5)                                                              7,866,757             580,029
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Trust 2001-5, Cl. PJ, 6.50%, 3/25/31                                                      180,034             188,541
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-60, Cl. SM, 42.196%, 8/25/32(5)                                                            3,838,609             398,927
Trust 2002-7, Cl. SK, 43.23%, 1/25/32(5)                                                              1,555,474             165,207
Trust 2002-77, Cl. BS, 32.357%, 12/18/32(5)                                                           2,282,873             303,110
Trust 2002-90, Cl. SN, 43.76%, 8/25/32(5)                                                             1,977,092             212,804
Trust 2002-90, Cl. SY, 45.591%, 9/25/32(5)                                                            1,070,462             113,430
Trust 2003-14, Cl. OI, 0.356%, 3/25/33(5)                                                             1,384,482             238,925
Trust 2003-23, Cl. ES, 75.428%, 10/25/22(5)                                                           3,026,739             220,460


                      1 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT               VALUE
                                                                                                   ------------       -------------
Trust 2003-52, Cl. NS, 63.973%, 6/25/23(5)                                                         $  3,259,123       $     285,137
Trust 2003-89, Cl. XS, 20.272%, 11/25/32(5)                                                           2,683,557             209,660
Trust 2005-86, Cl. AI, (4.411)%, 10/1/35(5)                                                           1,456,572             203,078
Trust 2006-33, Cl. SP, 48.204%, 5/25/36(5)                                                            2,200,299             229,239
Trust 302, Cl. 2, (9.691)%, 6/1/29(5)                                                                 3,825,433             541,148
Trust 331, Cl. 18, 13.467%, 2/1/33(5)                                                                 4,315,510             489,615
Trust 334, Cl. 3, 13.538%, 7/1/33(5)                                                                  1,490,380             167,219
Trust 334, Cl. 4, 13.717%, 7/1/33(5)                                                                  2,380,966             267,103
Trust 339, Cl. 12, 13.466%, 7/1/33(5)                                                                   646,688              83,058
Trust 339, Cl. 17, 13.133%, 8/1/33(5)                                                                 6,469,895           1,030,774
Trust 339, Cl. 8, 12.211%, 8/1/33(5)                                                                    823,142              92,375
Trust 342, Cl. 2, (6.399)%, 9/1/33(5)                                                                   425,604              60,858
Trust 343, Cl. 13, 12.001%, 9/1/33(5)                                                                   519,883              54,982
Trust 343, Cl. 18, 14.18%, 5/1/34(5)                                                                  1,538,503             215,669
Trust 343, Cl. 20, 13.788%, 10/1/33(5)                                                                6,095,535             862,104
Trust 346, Cl. 2, (12.874)%, 12/1/33(5)                                                               2,581,621             310,123
Trust 351, Cl. 10, 14.256%, 4/1/34(5)                                                                 1,373,995             148,875
Trust 355, Cl. 7, 9.047%, 11/1/33(5)                                                                    954,134             124,401
Trust 356, Cl. 6, 13.305%, 12/1/33(5)                                                                 1,248,108             136,194
Trust 364, Cl. 16, 14.77%, 9/1/35(5)                                                                    665,193             105,794
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg. Pass-Through
Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                                                     430,532             314,766
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates, Series 2004-J4, Cl. A7,
5.50%, 9/25/34                                                                                          970,000             775,490
GSR Mortgage Loan Trust 2005-4F, Mtg. Pass-Through Certificates, Series 2005-4F, Cl. 6A1,
6.50%, 2/25/35                                                                                        1,087,512             896,622
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates, Series 2005-AR7, Cl. 3A1,
5.14%, 11/25/35(1)                                                                                    6,742,193           4,265,754
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2007-CB15, Cl. AJ, 5.502%, 6/1/47                                                              2,120,000             554,733
Series 2008-C2, Cl. AJ, 6.579%, 2/1/51(1)                                                            10,879,000           2,960,036
LB-UBS Commercial Mortgage Trust 2003-C5, Commercial Mtg. Pass-Through Certificates, Series
2003-C5, Cl. A2, 3.478%, 7/15/27                                                                        100,481              99,896
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through Certificates, Series 2006-3, Cl.
2A1, 0.921%, 10/25/36(1)                                                                             21,103,460          13,303,885
Merrill Lynch Mortgage Investors Trust 2007-3, Mtg. Pass-Through Certificates, Series
2007-3, Cl. 1A1, 5.801%, 9/1/37(1)                                                                      738,150             628,768
Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through Certificates, Series
2006-C1, Cl. AJ, 5.657%, 5/1/39(1)                                                                    4,530,000           1,428,401
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through Certificates, Series 2006-AR,
Cl. 5A3, 5.416%, 6/25/36(1)                                                                             650,000             450,502
Wachovia Mortgage Loan Trust LLC, Mtg. Pass-Through Certificates, Series 2007-A, Cl. 1A1,
5.981%, 3/1/37(1)                                                                                     1,156,752             624,044


                      2 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT              VALUE
                                                                                                   ------------       -------------
WaMu Mortgage Pass-Through Certificates 2006-AR14 Trust, Mtg. Pass-Through Certificates:
Series 2006-AR14, Cl. 1A7, 5.631%, 11/1/36(1)                                                      $  8,473,147       $   2,751,713
Series 2006-AR14, Cl. 2A4, 5.752%, 11/1/36(1,2)                                                       2,601,262             650,316
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg. Pass-Through Certificates,
Series 2006-AR8, Cl. 2A1, 6.127%, 8/25/36(1)                                                          1,935,813           1,287,708
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 1A2, 5.706%, 2/25/37(1,2)                                                          413,088              95,010
Series 2007-HY1, Cl. 2A4, 5.863%, 2/1/37(1)                                                           3,655,446           1,571,531
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through Certificates,
Series 2007-HY2, Cl. 1A2, 5.606%, 12/1/36(1,2)                                                        8,835,087           1,413,614
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg. Pass-Through Certificates,
Series 2007-HY3, Cl. 2A2, 5.668%, 3/1/37(1)                                                           1,048,436             270,976
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg. Pass-Through Certificates,
Series 2007-HY4, Cl. 5A1, 5.548%, 11/1/36(1)                                                            773,545             508,337
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates,
Series 2007-HY5, Cl. 2A3, 5.647%, 5/1/37(1)                                                             814,099             520,585
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series
2004-R, Cl. 2A1, 4.368%, 9/1/34(1)                                                                      389,033             278,504
Wells Fargo Mortgage-Backed Securities 2004-U Trust, Mtg. Pass-Through Certificates, Series
2004-U, Cl. A1, 5.245%, 10/1/34(1)                                                                      180,135             153,808
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates,
Series 2006-AR10, Cl. 4A1, 5.557%, 7/25/36(1)                                                         1,003,537             658,230
                                                                                                                      -------------
Total Mortgage-Backed Obligations (Cost $119,661,545)                                                                    65,372,083
                                                                                                                      -------------
CORPORATE BONDS AND NOTES--88.4%
CONSUMER DISCRETIONARY--30.0%
AUTO COMPONENTS--1.4%
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                                  1,810,000           1,511,350
9% Sr. Unsec. Nts., 7/1/15                                                                            1,226,000             993,060
Lear Corp., 8.75% Sr. Unsec. Nts., Series B, 12/1/16                                                 21,025,000           6,202,375
                                                                                                                      -------------
                                                                                                                          8,706,785
                                                                                                                      -------------
AUTOMOBILES--3.7%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                                               23,590,000          16,866,850
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                                   11,900,000           6,975,316
                                                                                                                      -------------
                                                                                                                         23,842,166
                                                                                                                      -------------
DIVERSIFIED CONSUMER SERVICES--0.3%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15                                            2,440,000           1,939,800
HOTELS, RESTAURANTS & LEISURE--8.4%
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13(6)                                                           8,520,000           4,430,400


                      3 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT              VALUE
                                                                                                   ------------       ------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13(3,4,6)                                          $ 13,158,000       $   3,157,920
Harrah's Operating Co., Inc., 10.75% Sr. Unsec. Nts., 2/1/16(6)                                      14,185,000           4,113,650
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14                                         14,130,000           6,075,900
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15(6)                                         9,585,000           3,810,038
MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                 5,340,000           3,204,000
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                                  9,685,000           6,149,975
8% Sr. Sub. Nts., 4/1/12                                                                             18,060,000          11,106,900
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                                     4,700,000           3,595,500
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14(6)                                                2,373,000           2,052,645
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(2,3,4)                                                     3,900,000                  --
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14                                            31,235,000           1,952,188
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                            6,745,000             927,438
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                                 4,165,000           3,165,400
                                                                                                                      -------------
                                                                                                                         53,741,954
HOUSEHOLD DURABLES--2.9%
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                          6,240,000           5,959,200
Jarden Corp., 7.50% Sr. Unsec. Sub. Nts., 5/1/17                                                      3,320,000           2,282,500
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                                   2,900,000             652,500
8.875% Sr. Sub. Nts., 4/1/12                                                                          6,740,000           1,988,300
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                              5,720,000           5,233,800
William Lyon Homes, Inc.:
7.50% Sr. Unsec. Nts., 2/15/14                                                                        1,165,000             285,425
10.75% Sr. Nts., 4/1/13                                                                               7,900,000           2,014,500
                                                                                                                      -------------
                                                                                                                         18,416,225
LEISURE EQUIPMENT & PRODUCTS--0.5%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                                4,210,000           3,389,050
MEDIA--10.5%
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                                   2,915,000           1,446,569
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                                              4,855,000           3,010,100
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                                  6,710,000           1,383,938
8.875% Sr. Unsec. Sub. Nts., 1/15/11(2)                                                                 250,884              60,212
CCH I LLC/CCH I Capital Corp., 11% Sr. Sec. Nts., 10/1/15                                             8,055,000           1,449,900
Cinemark, Inc., 0%/9.75% Sr. Unsec. Nts., 3/15/14(7)                                                  3,690,000           3,002,738
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                   2,645,000           2,506,138
EchoStar DBS Corp., 6.375% Sr. Unsec. Nts., 10/1/11                                                   6,210,000           5,790,825
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16                                                           15,315,000           1,225,200
Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                 4,200,000           3,370,500
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                                    7,375,000           3,558,438
Marquee Holdings, Inc., 9.505% Sr. Nts., 8/15/14(1)                                                  10,985,000           5,657,275
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                                          7,140,000             490,875
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                                 13,500,000             928,125


                      4 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT               VALUE
                                                                                                   ------------       -------------
MEDIA CONTINUED
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                                            $  7,450,000       $   5,550,250
R.H. Donnelley Corp.:
6.875% Sr. Nts., 1/15/13                                                                              7,845,000           1,098,300
6.875% Sr. Nts., Series A-2, 1/15/13                                                                 16,770,000           2,347,800
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                        2,285,000           1,136,788
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12(6)                                              1,325,000           1,199,125
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                                     14,478,000          10,930,890
Videotron Ltd., 9.125% Sr. Nts., 4/15/18(6)                                                           2,380,000           2,225,300
Virgin Media Finance plc, 8.75% Sr. Unsec. Nts., 4/15/14                                              2,195,000           1,657,225
Warner Music Group Corp., 7.375% Sr. Sub. Bonds, 4/15/14                                              4,400,000           2,596,000
WMG Holdings Corp., 0%/9.50% Sr. Nts., 12/15/14(7)                                                   11,814,000           4,430,250
                                                                                                                      -------------
                                                                                                                         67,052,761
SPECIALTY RETAIL--1.5%
Claire's Stores, Inc., 10.50% Sr. Unsec. Sub. Nts., 6/1/17                                           14,875,000           2,603,125
GameStop Corp., 8% Sr. Unsec. Nts., 10/1/12                                                           2,600,000           2,431,000
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                                                                       2,480,000           2,145,200
10.50% Sr. Unsec. Sub. Nts., 11/15/16                                                                 3,395,000           2,325,575
                                                                                                                      -------------
                                                                                                                          9,504,900
TEXTILES, APPAREL & LUXURY GOODS--0.8%
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                             6,390,000           4,760,550

CONSUMER STAPLES--5.1%
FOOD & STAPLES RETAILING--2.6%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                       19,109,000          11,560,945
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                      4,770,000           4,835,621
                                                                                                                      -------------
                                                                                                                         16,396,566
FOOD PRODUCTS--2.2%
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                                                                        1,610,000           1,131,025
8.625% Sr. Nts., 5/1/09                                                                               4,200,000           3,822,000
8.875% Sr. Unsec. Nts., 3/15/11                                                                         942,000             593,460
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625% Sr. Sub. Nts., 4/1/17               13,365,000           7,283,925
Smithfield Foods, Inc., 7% Sr. Nts., 8/1/11                                                           1,905,000           1,362,075
                                                                                                                      -------------
                                                                                                                         14,192,485
PERSONAL PRODUCTS--0.3%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                            3,324,000           2,177,220

ENERGY--9.8%
ENERGY EQUIPMENT & SERVICES--1.5%
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec. Nts., 1/15/16(6)                                 6,445,000           3,448,075
Key Energy Services, Inc., 8.375% Sr. Unsec. Nts., 12/1/14                                            9,335,000           6,207,775
                                                                                                                      -------------
                                                                                                                          9,655,850
OIL, GAS & CONSUMABLE FUELS--8.3%
Atlas Energy Resources LLC, 10.75% Sr. Nts., 2/1/18(6)                                                6,960,000           4,280,400
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                                          4,370,000           2,971,600
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                                                     5,335,000           2,907,575


                      5 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT               VALUE
                                                                                                   ------------       -------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Copano Energy LLC/Copano Energy Finance Corp., 7.75% Sr. Nts., 6/1/18(6)                           $  8,475,000       $   5,763,000
Denbury Resources, Inc., 7.50% Sr. Sub. Nts., 12/15/15                                                4,836,000           3,457,740
Enterprise Products Operating LP, 8.375% Jr. Sub. Nts., 8/1/66(1)                                    11,485,000           6,323,963
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                              4,090,000           3,456,050
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                                      7,079,000           5,891,101
Quicksilver Resources, Inc.:
7.125% Sr. Sub. Nts., 4/1/16                                                                          8,860,000           4,784,400
8.25% Sr. Unsec. Nts., 8/1/15                                                                         1,815,000           1,161,600
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                                                                         2,235,000           1,642,725
7.50% Sr. Sec. Nts., 11/30/16                                                                         6,610,000           4,792,250
Tesoro Corp., 6.625% Sr. Unsec. Nts., 11/1/15                                                         9,950,000           5,820,750
                                                                                                                      -------------
                                                                                                                         53,253,154
                                                                                                                      -------------
FINANCIALS--14.9%
CAPITAL MARKETS--2.1%
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14                                          11,745,000           5,167,800
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                         9,130,000           6,642,504
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts., 5/11/38(4)                                          28,818,000               2,882
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                                                  4,175,000           1,189,875
                                                                                                                      -------------
                                                                                                                         13,003,061
                                                                                                                      -------------
COMMERCIAL BANKS--6.1%
Barclays Bank plc, 6.278% Perpetual Bonds(8)                                                         28,270,000          16,364,655
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A(6,8)                                                 30,200,000          11,731,673
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(1)                                              26,065,000          10,917,899
                                                                                                                      -------------
                                                                                                                         39,014,227
                                                                                                                      -------------
CONSUMER FINANCE--1.9%
SLM Corp., 4.50% Nts., Series A, 7/26/10                                                             13,885,000          12,054,596
DIVERSIFIED FINANCIAL SERVICES--3.8%
AAC Group Holding Corp., 0%/10.25% Sr. Unsec. Nts., 10/1/12(7)                                        1,700,000           1,130,500
Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K(8)                                                                4,265,000           3,072,165
8.125% Perpetual Bonds, Series M(8)                                                                   1,280,000             959,040
Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57(1)                                                                     3,035,000           2,345,985
8.40% Perpetual Bonds, Series E(8)                                                                   11,675,000           7,723,480
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(8)                                             10,650,000           8,882,377
                                                                                                                      -------------
                                                                                                                         24,113,547
                                                                                                                      -------------
INSURANCE--0.9%
MetLife Capital Trust X, 9.25% Sec. Bonds, 4/8/38(1)                                                  1,000,000             698,883
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/36(1)                                               6,195,000           3,725,592
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23(6)                                            875,000             844,949
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25(6)                                              845,000             570,997
                                                                                                                      -------------
                                                                                                                          5,840,421


                      6 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT              VALUE
                                                                                                   ------------       -------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
iStar Financial, Inc., 2.471% Sr. Unsec. Nts., 3/16/09(1)                                          $  1,160,000       $     836,650

HEALTH CARE--10.9%
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15(1)                                                      9,245,000           5,408,325
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts., 6/1/15(9)                                     9,380,000           6,706,700
                                                                                                                      -------------
                                                                                                                         12,115,025
                                                                                                                      -------------
HEALTH CARE PROVIDERS & SERVICES--7.9%
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts., 4/15/15(9)                                    6,410,000           2,467,850
Community Health Systems, Inc., 8.875% Sr. Unsec. Nts., 7/15/15                                       2,565,000           2,372,625
DaVita, Inc., 6.625% Sr. Unsec. Nts., 3/15/13                                                         3,775,000           3,605,125
Fresenius Medical Care Capital Trust IV, 7.875% Sr. Sub. Nts., 6/15/11                                1,245,000           1,188,975
HCA, Inc.:
6.375% Nts., 1/15/15                                                                                 13,410,000           8,247,150
9.25% Sr. Sec. Nts., 11/15/16                                                                         1,855,000           1,706,600
HealthSouth Corp., 10.75% Sr. Unsec. Nts., 6/15/16                                                    6,875,000           6,342,188
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                            11,670,000           6,243,450
US Oncology Holdings, Inc., 8.334% Sr. Unsec. Nts., 3/15/12(1,9)                                      5,638,000           3,580,130
US Oncology, Inc., 9% Sr. Unsec. Nts., 8/15/12                                                        3,655,000           3,344,325
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Nts., 10/1/15(7)                                    14,205,000          11,221,950
                                                                                                                      -------------
                                                                                                                         50,320,368
                                                                                                                      -------------
PHARMACEUTICALS--1.1%
DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec. Nts., 11/15/14                                 10,235,000           7,420,375

INDUSTRIALS--5.1%
AEROSPACE & DEFENSE--0.9%
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18                                                     1,295,000           1,168,738
L-3 Communications Corp., 5.875% Sr. Sub. Nts., 1/15/15                                               5,405,000           4,891,525
                                                                                                                      -------------
                                                                                                                          6,060,263
                                                                                                                      -------------
BUILDING PRODUCTS--0.2%
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                                    4,605,000           1,082,175

COMMERCIAL SERVICES & SUPPLIES--1.9%
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B, 4/15/14                             6,270,000           5,931,483
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05(2,3,4)                                4,000,000                  --
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                                              6,560,000           6,199,200
                                                                                                                      -------------
                                                                                                                         12,130,683
                                                                                                                      -------------
ROAD & RAIL--1.3%
Avis Budget Car Rental LLC, 7.625% Sr. Unsec. Unsub. Nts., 5/15/14                                   13,130,000           3,873,350
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                                                          865,000             536,300
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                                                   8,185,000           3,775,331
                                                                                                                      -------------
                                                                                                                          8,184,981


                      7 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT             VALUE
                                                                                                   ------------       -------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                                    $  8,410,000       $   5,172,150

INFORMATION TECHNOLOGY--0.0%
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Nts., 1/15/07(2,3,4)                                   8,625,000                  86

INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09(2,3,4)                                         7,603,797 EUR              --
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10(2,3,4)                                   2,562,215                  --
                                                                                                                      -------------
                                                                                                                                 --
                                                                                                                      -------------
MATERIALS--5.7%
CHEMICALS--0.5%
Momentive Performance Materials, Inc., 11.50% Sr. Unsec. Sub. Nts., 12/1/16                          12,080,000           3,624,000

CONSTRUCTION MATERIALS--0.4%
NTK Holdings, Inc., 0%/10.75% Sr. Unsec. Nts., 3/1/14(7)                                             10,768,000           2,368,960

CONTAINERS & PACKAGING--2.4%
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                                        3,825,000           3,825,000
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts., 10/15/14                                     6,865,000           4,256,300
Graphic Packaging International Corp., 8.50% Sr. Nts., 8/15/11                                        8,400,000           7,056,000
                                                                                                                      -------------
                                                                                                                         15,137,300
                                                                                                                      -------------
METALS & MINING--2.0%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                                         9,015,000           7,402,541
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                         3,532,000           3,023,265
Steel Dynamics, Inc., 7.375% Sr. Unsec. Unsub. Nts., 11/1/12                                          3,190,000           2,344,650
                                                                                                                      -------------
                                                                                                                         12,770,456
                                                                                                                      -------------
PAPER & FOREST PRODUCTS--0.4%
NewPage Corp., 10% Sr. Sec. Nts., 5/1/12                                                              5,290,000           2,354,050

TELECOMMUNICATION SERVICES--6.6%
DIVERSIFIED TELECOMMUNICATION SERVICES--4.0%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                                                  7,105,000           6,074,775
FairPoint Communications, Inc., 13.125% Sr. Nts., 4/1/18                                              9,555,000           4,634,175
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05(2,3,4)                                             8,000,000                  --
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                                                       8,000,000           7,440,000
Teligent, Inc., 11.50% Sr. Nts., 12/1/08(2,3,4)                                                       4,550,000                  --
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                                                 5,050,000           4,671,250
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                                                 2,990,000           2,661,100
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10(2,3,4)                                         4,500,000                  --
                                                                                                                      -------------
                                                                                                                         25,481,300
                                                                                                                      -------------
WIRELESS TELECOMMUNICATION SERVICES--2.6%
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                                          3,030,000           2,999,700
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                                       10,595,000           4,451,924
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                            13,195,000           8,923,396
                                                                                                                      -------------
                                                                                                                         16,375,020


                      8 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT             VALUE
                                                                                                   ------------       -------------
UTILITIES--0.3%
GAS UTILITIES--0.3%
Ferrellgas Partners LP, 6.75% Sr. Nts,, 5/1/14(6)                                                  $  2,805,000       $   1,949,475
                                                                                                                      -------------
Total Corporate Bonds and Notes (Cost $1,006,211,994)                                                                   564,438,635

                                                                                                      SHARES
                                                                                                   ------------
PREFERRED STOCKS--0.5%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(2,3,9)                                             247,589                  --
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.(2,3)                           43,000                  --
Fannie Mae, 8.25% Non-Cum. Sub., Series S, Non-Vtg.                                                     824,825             684,598
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(2,3,9)                                                  3,728                  --
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A(2)                                         2,860           2,380,950
                                                                                                                      -------------
Total Preferred Stocks (Cost $34,842,306)                                                                                 3,065,548
COMMON STOCKS--0.2%
Global Aero Logistics, Inc.(2,3)                                                                         45,938              45,938
National Maintenance Group, Inc.(3)                                                                     146,967                 735
Revlon, Inc., Cl. A(3)                                                                                  152,165           1,014,941
                                                                                                                      -------------
Total Common Stocks (Cost $2,449,798)                                                                                     1,061,614

                                                                                                      UNITS
                                                                                                   ------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Global Aero Logistics, Inc. Wts., Strike Price $10, Exp. 2/28/11(2,3) (Cost $42,773)                      5,633                  56

                                                                                                      SHARES
                                                                                                   ------------
INVESTMENT COMPANY--28.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 1.96%(10,11) (Cost $183,077,472)                183,077,472         183,077,472
TOTAL INVESTMENTS, AT VALUE (COST $1,351,498,141)                                                         128.3%        818,812,273
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                     (28.3)       (180,504,629)
                                                                                                   ------------       -------------
NET ASSETS                                                                                                100.0%      $ 638,307,644
                                                                                                   ============       =============

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency: EUR Euro

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2008 was $4,701,984, which represents 0.74% of the Fund's net assets.

See accompanying Notes.

(3.)  Non-income producing security.

(4.)  Issue is in default. See accompanying Notes.

(5.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $9,103,620 or 1.43% of the Fund's net assets as of December 31, 2008.


                      9 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

(6.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $49,577,647 or 7.77% of the Fund's net assets as of December 31, 2008.

(7.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(8.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(9.) Interest or dividend is paid-in-kind, when applicable.

(10). Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES            GROSS         GROSS            SHARES
                                                     SEPTEMBER 30, 2008    ADDITIONS     REDUCTIONS   DECEMBER 31, 2008
                                                     ------------------   -----------   -----------   -----------------
Oppenheimer Institutional Money Market Fund, Cl. E       55,037,109       785,972,082   657,931,719       183,077,472

                                                         VALUE       INCOME
                                                     ------------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $183,077,472   $794,940

(11.) Rate shown is the 7-day yield as of December 31, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

                                                INVESTMENTS    OTHER FINANCIAL
VALUATION DESCRIPTION                          IN SECURITIES     INSTRUMENTS*
--------------------------------------------   -------------   ---------------
Level 1--Quoted Prices                          $184,093,148    $          --
Level 2--Other Significant Observable Inputs     634,673,131     (186,057,924)
Level 3--Significant Unobservable Inputs              45,994               --
                                                ------------    -------------
         Total                                  $818,812,273    $(186,057,924)
                                                ============    =============

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

CREDIT DEFAULT SWAP CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                                                                     PAY/                  UPFRONT
                                                              BUY/SELL   NOTIONAL  RECEIVE                 PAYMENT
SWAP                                                           CREDIT     AMOUNT    FIXED   TERMINATION   RECEIVED/
REFERENCE ENTITY           COUNTERPARTY                      PROTECTION   (000'S)    RATE      DATE         (PAID)        VALUE
-------------------------  --------------------------------  ----------  --------  -------  -----------  -----------  -------------
ABX.HE.AA.06-2 Index:
                           Barclays Bank plc                 Sell        $  9,090    0.170%    5/25/46   $ 7,032,186   $ (7,983,286)
                           Morgan Stanley Capital Services,
                           Inc.                              Sell           1,845    0.170     5/25/46       147,400     (1,620,370)
                           Morgan Stanley Capital Services,
                           Inc.                              Sell           3,570    0.170     5/25/46       356,983     (3,135,350)
                                                                         --------                        -----------  -------------
                                                             Total         14,505                          7,536,569    (12,739,006)
                                                                         --------                        -----------  -------------


                      10 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

American International
Group, Inc.:
                           Barclays Bank plc                 Sell             820    3.000     3/20/09            --         (4,806)
                           Barclays Bank plc                 Sell           1,390    4.000     3/20/09            --         (4,791)
                           Barclays Bank plc                 Sell             975    5.350     3/20/09            --           (184)
                           Deutsche Bank AG                  Sell           1,750    4.000     3/20/09            --         (6,032)
                           Morgan Stanley Capital Services,
                           Inc.                              Sell           1,050    4.000     3/20/09            --         (3,619)
                                                                         --------                        -----------  -------------
                                                             Total          5,985                                 --        (19,432)
                                                                         --------                        -----------  -------------
ARAMARK Corp.:
                           Credit Suisse International       Sell           3,600    6.000     3/20/13            --        (64,485)
                           Deutsche Bank AG                  Sell             540    4.750    12/20/13            --        (36,433)
                           Morgan Stanley & Co.
                           International Ltd.                Sell           4,320    5.920     3/20/13            --        (88,879)
                                                                         --------                        -----------  -------------
                                                             Total          8,460                Total            --       (189,797)
                                                                         --------                        -----------  -------------
Cablevision Systems Corp.  Citibank NA, New York             Sell             750    3.100    12/20/10            --        (71,381)
                                                                         --------                        -----------  -------------
                                                             Total            750                                 --        (71,381)
                                                                         --------                        -----------  -------------
Capmark Financial Group,
Inc.:
                           Barclays Bank plc                 Sell             875    5.000     6/20/12       245,000       (411,660)
                           Citibank NA, New York             Sell          17,425    7.125    12/20/12            --     (7,954,441)
                           Citibank NA, New York             Sell           7,275    9.700    12/20/12            --     (3,063,111)
                           Citibank NA, New York             Sell           6,050    9.750    12/20/12            --     (2,543,165)
                           Credit Suisse International       Sell           5,340    3.500     6/20/12            --     (2,619,821)
                           Credit Suisse International       Sell           5,875    5.200    12/20/12            --     (2,837,608)
                           Credit Suisse International       Sell           2,880    6.250    12/20/12            --     (1,349,401)
                           Morgan Stanley & Co.
                           International Ltd.                Sell           2,760    7.400    12/20/12            --     (1,249,480)
                           Morgan Stanley Capital Services,
                           Inc.                              Sell           2,880    7.150    12/20/12            --     (1,313,717)
                                                                         --------                        -----------  -------------
                                                             Total         51,360                            245,000    (23,342,404)
                                                                         --------                        -----------  -------------
CDX North America High
Yield Index, Series 10:
                           JPMorgan Chase Bank NA, NY
                           Branch                            Sell          14,485    5.000     6/20/13     1,295,603     (2,256,428)
                           JPMorgan Chase Bank NA, NY
                           Branch                            Sell          12,135    5.000     6/20/13     1,129,229     (1,890,352)
                           UBS AG                            Sell          14,485    5.000     6/20/13     1,295,603     (2,256,428)
                           UBS AG                            Sell           8,095    5.000     6/20/13       753,285     (1,261,014)
                                                                         --------                        -----------  -------------
                                                             Total         49,200                Total     4,473,720     (7,664,222)
                                                                         --------                        -----------  -------------
Cemex SAB de CV            Deutsche Bank AG                  Sell             985    2.000     3/20/09            --        (14,408)
                                                                         --------                        -----------  -------------
                                                             Total            985                                 --        (14,408)
                                                                         --------                        -----------  -------------
Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital:
                           Credit Suisse International       Sell             880    5.000     9/20/17       176,000       (481,385)
                           Credit Suisse International       Sell           3,255    5.000     9/20/17       651,000     (1,780,577)
                                                                         --------                        -----------  -------------
                                                             Total          4,135                            827,000     (2,261,962)
                                                                         --------                        -----------  -------------
CIT Group, Inc.            Barclays Bank plc                 Sell             435   10.500     6/20/09            --          5,749
                                                                         --------                        -----------  -------------
                                                             Total            435                                 --          5,749
                                                                         --------                        -----------  -------------
CMBX.3.AJ Index:
                           JPMorgan Chase Bank NA, NY
                           Branch                            Sell           6,000    1.470    12/13/49       719,316     (3,455,137)
                           Morgan Stanley Capital Services,
                           Inc.                              Sell          12,500    1.470    12/13/49     1,642,062     (7,198,203)
                                                                         --------                        -----------  -------------
                                                             Total         18,500                          2,361,378    (10,653,340)
                                                                         --------                        -----------  -------------
CMBX.4.AJ Index            JPMorgan Chase Bank NA, NY
                           Branch                            Sell           6,000    0.960     2/17/51     1,016,158     (3,732,123)
                                                                         --------                        -----------  -------------
                                                             Total          6,000                          1,016,158     (3,732,123)
                                                                         --------                        -----------  -------------
CMBX.5.AJ Index:
                           Barclays Bank plc                 Sell           9,590    0.980     2/15/51     2,241,542     (6,033,900)
                           Morgan Stanley & Co.
                           International Ltd.                Sell           9,670    0.980     2/15/51     2,235,660     (6,084,235)
                                                                         --------                        -----------  -------------
                                                             Total         19,260                          4,477,202    (12,118,135)
                                                                         --------                        -----------  -------------
Constellation Brands,
Inc.                       JPMorgan Chase Bank NA, NY
                           Branch                            Sell           2,520    3.970     9/20/13            --       (101,972)
                                                                         --------                        -----------  -------------
                                                             Total          2,520                                 --       (101,972)
                                                                         --------                        -----------  -------------
Dean Foods Co.:
                           JPMorgan Chase Bank NA, NY
                           Branch                            Sell           4,795    1.030     6/20/11            --       (379,016)


                      11 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                           JPMorgan Chase Bank NA, NY
                           Branch                            Sell           4,795    1.060     6/20/11            --       (375,762)
                           JPMorgan Chase Bank NA, NY
                           Branch                            Sell           2,400    1.050     6/20/11            --       (188,620)
                           JPMorgan Chase Bank NA, NY
                           Branch                            Sell           5,910    1.080     6/20/11            --       (460,465)
                                                                         --------                        -----------  -------------
                                                             Total         17,900                                 --     (1,403,863)
                                                                         --------                        -----------  -------------
Eastman Kodak Co.:
                           Credit Suisse International       Buy            4,770    3.700    12/20/18            --        896,588
                           Credit Suisse International       Buy            2,185    4.050    12/20/18            --        369,245
                           Credit Suisse International       Buy            2,070    4.010    12/20/18            --        354,299
                                                                         --------                        -----------  -------------
                                                             Total          9,025                Total            --      1,620,132
                                                                         --------                        -----------  -------------
                           Barclays Bank plc                 Sell           2,185    4.000    12/20/13            --       (286,089)
                           Barclays Bank plc                 Sell           2,070    3.960    12/20/13            --       (274,008)
                           Credit Suisse International       Sell           4,770    3.650    12/20/13            --       (684,569)
                                                                         --------                        -----------  -------------
                                                             Total          9,025                                 --     (1,244,666)
                                                                         --------                        -----------  -------------
El Paso Corp.:
                           Credit Suisse International       Sell           2,575    2.800     3/20/18            --       (678,510)
                           Merrill Lynch International       Sell           2,725    2.900     3/20/18            --       (704,624)
                           Merrill Lynch International       Sell           6,950    2.890     3/20/18            --     (1,800,536)
                                                                         --------                        -----------  -------------
                                                             Total         12,250                                 --     (3,183,670)
                                                                         --------                        -----------  -------------
Energy Future Holdings
Corp.:
                           Credit Suisse International       Sell           4,765    1.530     6/20/11            --     (1,425,223)
                           Credit Suisse International       Sell           2,380    1.610     6/20/11            --       (708,589)
                           Credit Suisse International       Sell             645    5.910    12/20/12            --       (177,027)
                           Credit Suisse International       Sell             625    6.050    12/20/12            --       (169,518)
                           Credit Suisse International       Sell             645    6.000    12/20/12            --       (175,687)
                           Merrill Lynch International       Sell           4,745    1.590     6/20/11            --     (1,414,345)
                           Merrill Lynch International       Sell           6,000    1.620     6/20/11            --     (1,785,328)
                           Merrill Lynch International       Sell           6,785    2.060     6/20/11            --     (1,967,570)
                                                                         --------                        -----------  -------------
                                                             Total         26,590                                 --     (7,823,287)
                                                                         --------                        -----------  -------------
Ford Motor Co.:
                           Deutsche Bank AG                  Sell           2,930    8.200     3/20/18            --     (1,990,437)
                           Deutsche Bank AG                  Sell             310    5.000    12/20/18       167,400       (218,945)
                           JPMorgan Chase Bank NA, NY
                           Branch                            Sell          12,110    6.000    12/20/16            --     (8,074,209)
                           Merrill Lynch International       Sell          14,465    5.300    12/20/12            --     (9,164,730)
                           Morgan Stanley Capital Services,
                           Inc.                              Sell          12,110    6.150    12/20/16            --     (8,059,641)
                           Morgan Stanley Capital Services,
                           Inc.                              Sell             835    5.900    12/20/16            --       (557,397)
                                                                         --------                        -----------  -------------
                                                             Total         42,760                            167,400    (28,065,359)
                                                                         --------                        -----------  -------------
Ford Motor Credit Co.
LLC:
                           Citibank NA, New York:            Sell          13,200    2.320     3/20/12            --     (2,108,686)
                           Credit Suisse International       Sell           6,985    2.385     3/20/12            --     (1,114,856)
                           Credit Suisse International       Sell           4,100    2.550     3/20/12            --       (652,915)
                                                                         --------                        -----------  -------------
                                                             Total         24,285                                 --     (3,876,457)
                                                                         --------                        -----------  -------------
General Electric Capital
Corp.:
                           Barclays Bank plc                 Sell           4,850    8.000    12/20/09            --        142,896
                           Credit Suisse International       Sell           4,625    8.000    12/20/09            --        136,266
                                                                         --------                        -----------  -------------
                                                             Total          9,475                                 --        279,162
                                                                         --------                        -----------  -------------
General Motors Corp.:
                           Deutsche Bank AG                  Sell           4,095    4.750    12/20/16            --     (3,276,468)
                           Goldman Sachs Bank USA            Sell           2,500    5.950    12/20/17            --     (1,974,382)
                           JPMorgan Chase Bank NA, NY
                           Branch                            Sell          14,375    4.750    12/20/16            --    (11,501,641)
                           Merrill Lynch International       Sell          12,860    4.050    12/20/12            --    (10,283,007)
                           Morgan Stanley Capital Services,
                           Inc.                              Sell           9,690    4.900    12/20/16            --     (7,740,498)
                           Morgan Stanley Capital Services,
                           Inc.                              Sell             655    4.620    12/20/16            --       (524,813)
                                                                         --------                        -----------  -------------
                                                             Total         44,175                                 --    (35,300,809)
GMAC LLC:
                           Credit Suisse International       Sell           9,820    5.000     3/20/09     1,423,900     (1,153,145)
                           Goldman Sachs Bank USA            Sell           2,115    1.370     3/20/17            --       (621,517)
                                                                         --------                        -----------  -------------
                                                             Total         11,935                          1,423,900     (1,774,662)
                                                                         --------                        -----------  -------------


                      12 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

Goldman Sachs Group, Inc.
(The):
                           Barclays Bank plc                 Sell           1,885    5.750    12/20/09            --         38,414
                           Deutsche Bank AG                  Sell           1,895    5.500    12/20/09            --         34,017
                           Deutsche Bank AG                  Sell           1,500    5.450    12/20/09            --         26,198
                                                                         --------                        -----------  -------------
                                                             Total          5,280                                 --         98,629
                                                                         --------                        -----------  -------------
Harrah's Operating Co.,
Inc.                       Credit Suisse International       Sell           6,015    5.000     3/20/10       383,456     (1,375,106)
                                                                         --------                        -----------  -------------
                                                             Total          6,015                            383,456     (1,375,106)
                                                                         --------                        -----------  -------------
Hartford Financial
Services Group, Inc.       Morgan Stanley & Co.
                           International Ltd.                Sell           1,005    2.400     3/20/09            --        (10,041)
                                                                         --------                        -----------  -------------
                                                             Total          1,005                                 --        (10,041)
                                                                         --------                        -----------  -------------
HCP, Inc.                  Barclays Bank plc                 Sell           1,475    4.600     3/20/09            --          1,692
                                                                         --------                        -----------  -------------
                                                             Total          1,475                                 --          1,692
                                                                         --------                        -----------  -------------
Idearc, Inc.:
                           Credit Suisse International       Sell             120    5.000    12/20/09        24,600        (86,808)
                           Goldman Sachs Bank USA            Sell           3,375    5.000     9/20/09     1,078,350     (2,463,098)
                           JPMorgan Chase Bank NA, NY
                           Branch                            Sell           1,500    5.000     9/20/09       195,000     (1,094,710)
                                                                         --------                        -----------  -------------
                                                             Total          4,995                          1,297,950     (3,644,616)
                                                                         --------                        -----------  -------------
Inco Ltd.                  Deutsche Bank AG                  Buy            4,565    0.630     3/20/17            --        748,455
                                                                         --------                        -----------  -------------
                                                             Total          4,565                                 --        748,455
                                                                         --------                        -----------  -------------
Intelsat Ltd.:
                           Citibank NA, New York             Sell           2,825    5.000     3/20/09            --          5,082
                           Credit Suisse International       Sell           2,855    4.400     3/20/09            --          4,462
                           Credit Suisse International       Sell             295    5.750     3/20/09            --            618
                           Deutsche Bank AG                  Sell           1,145    4.400     3/20/09            --          1,790
                           Deutsche Bank AG                  Sell           2,835    4.750     3/20/09            --          4,822
                           Deutsche Bank AG                  Sell           1,700    5.000     3/20/09            --          3,058
                                                                         --------                        -----------  -------------
                                                             Total         11,655                                 --         19,832
                                                                         --------                        -----------  -------------
iStar Financial, Inc.:
                           Barclays Bank plc                 Sell           1,940    4.400    12/20/12            --     (1,051,824)
                           Credit Suisse International       Sell             775    4.000    12/20/12            --       (422,138)
                           Credit Suisse International       Sell           4,540    4.150    12/20/12            --     (2,468,628)
                           Credit Suisse International       Sell             645   12.000     3/20/09            --        (70,533)
                           Deutsche Bank AG                  Sell           1,590   12.000     3/20/09            --       (173,872)
                           UBS AG                            Sell           2,900    4.560    12/20/12            --     (1,569,394)
                                                                         --------                        -----------  -------------
                                                             Total         12,390                                 --     (5,756,389)
                                                                         --------                        -----------  -------------
J.C. Penney Corp., Inc.:
                           Morgan Stanley & Co.
                           International Ltd.                Sell           1,870    1.070    12/20/17            --       (364,253)
                           Morgan Stanley & Co.
                           International Ltd.                Sell           2,015    1.300    12/20/17            --       (363,772)
                                                                         --------                        -----------  -------------
                                                             Total          3,885                                 --       (728,025)
                                                                         --------                        -----------  -------------
Jefferson Smurfit Corp.
US:
                           Citibank NA, New York             Sell             835    8.000    12/20/13            --       (602,158)
                           Merrill Lynch International       Sell           2,545    6.700     6/20/13            --     (1,863,154)
                           Merrill Lynch International       Sell           3,625    6.800     6/20/13            --     (2,650,703)
                           Merrill Lynch International       Sell           2,095    7.950    12/20/13            --     (1,511,705)
                                                                         --------                        -----------  -------------
                                                             Total          9,100                                 --     (6,627,720)
                                                                         --------                        -----------  -------------
Jones Apparel Group,
Inc.:
                           Deutsche Bank AG                  Buy            1,070    2.635     6/20/18            --        238,972
                           Morgan Stanley & Co.
                           International Ltd.                Buy            2,125    2.970     6/20/18            --        435,925
                                                                         --------                        -----------  -------------
                                                             Total          3,195                                 --        674,897
                                                                         --------                        -----------  -------------
                           Deutsche Bank AG                  Sell           1,070    2.720     6/20/13            --       (212,199)
                           Morgan Stanley Capital Services,
                           Inc.                              Sell           2,125    3.200     6/20/13            --       (388,723)
                                                                         --------                        -----------  -------------
                                                             Total          3,195                                 --       (600,922)
                                                                         --------                        -----------  -------------
Kohl's Corp.:
                           Barclays Bank plc                 Buy            1,035    1.180     6/20/18            --         92,402
                           Barclays Bank plc                 Buy            1,050    1.040     6/20/18            --        104,430
                           Deutsche Bank AG                  Buy            1,045    1.300     6/20/18            --         84,177
                           Morgan Stanley & Co.
                           International Ltd.                Buy            2,805    0.660    12/20/17            --        342,171


                      13 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                           Morgan Stanley & Co.
                           International Ltd.                Buy            3,020    0.870    12/20/17            --        324,034
                                                                         --------                        -----------  -------------
                                                             Total          8,955                                 --        947,214
                                                                         --------                        -----------  -------------
                           Barclays Bank plc                 Sell           1,035    1.080     6/20/13            --        (69,633)
                           Barclays Bank plc                 Sell           1,050    0.900     6/20/13            --        (78,124)
                           Deutsche Bank AG                  Sell           1,045    1.180     6/20/13            --        (66,168)
                                                                         --------                        -----------  -------------
                                                             Total          3,130                Total            --       (213,925)
                                                                         --------                        -----------  -------------
Liz Claiborne, Inc.:
                           Morgan Stanley & Co.
                           International Ltd.                Buy            2,080    2.900     6/20/18            --        644,018
                                                                         --------                        -----------  -------------
                                                             Total          2,080                                 --        644,018
                                                                         --------                        -----------  -------------
                           Deutsche Bank AG                  Sell           3,820    3.250     6/20/09            --       (112,161)
                           Morgan Stanley & Co.
                           International Ltd.                Sell           2,080    3.100     6/20/13            --       (552,115)
                                                                         --------                        -----------  -------------
                                                             Total          5,900                                 --       (664,276)
                                                                         --------                        -----------  -------------
Louisiana-Pacific Corp.    Morgan Stanley & Co.
                           International Ltd.                Sell           2,015    6.250     9/20/09            --       (172,180)
                                                                         --------                        -----------  -------------
                                                             Total          2,015                                 --       (172,180)
                                                                         --------                        -----------  -------------
Massey Energy Co.:
                           Credit Suisse International       Sell           2,500    5.000     3/20/13            --       (173,880)
                           Credit Suisse International       Sell             995    5.000     3/20/13            --        (69,204)
                           Morgan Stanley & Co.
                           International Ltd.                Sell           3,860    5.100     9/20/12            --       (264,365)
                           Morgan Stanley & Co.
                           International Ltd.                Sell             925    5.230     9/20/12            --        (59,802)
                           UBS AG                            Sell             630    5.050     9/20/12            --        (44,077)
                           UBS AG                            Sell           2,195    5.100     9/20/12            --       (150,332)
                                                                         --------                        -----------  -------------
                                                             Total         11,105                                 --       (761,660)
                                                                         --------                        -----------  -------------
MGM Mirage:
                           Citibank NA, New York             Sell           2,325    5.000    12/20/13       767,250       (853,035)
                           Credit Suisse International       Sell           2,340    8.400    12/20/13            --       (673,390)
                           Credit Suisse International       Sell           3,515    5.000    12/20/13       878,750     (1,289,642)
                           Goldman Sachs Bank USA            Sell           3,865    8.400    12/20/13            --     (1,112,245)
                                                                         --------                        -----------  -------------
                                                             Total         12,045                          1,646,000     (3,928,312)
                                                                         --------                        -----------  -------------
Morgan Stanley:
                           Citibank NA, New York             Sell           8,210    7.800    12/20/13            --      1,227,986
                           Credit Suisse International       Sell           2,610    7.800    12/20/13            --        390,383
                           JPMorgan Chase Bank NA, NY
                           Branch                            Sell           9,655    7.800    12/20/13            --      1,444,118
                                                                         --------                        -----------  -------------
                                                             Total         20,475                                 --      3,062,487
                                                                         --------                        -----------  -------------
Nalco Co.:
                           Barclays Bank plc                 Sell           2,255    4.500     9/20/13            --       (224,507)
                           Citibank NA, New York             Sell           2,200    3.600     9/20/12            --       (219,145)
                           Citibank NA, New York             Sell           2,455    4.170     9/20/13            --       (272,856)
                           Credit Suisse International       Sell           4,425    3.400     9/20/12            --       (467,276)
                           Credit Suisse International       Sell           2,165    3.600     9/20/12            --       (215,658)
                           Goldman Sachs Bank USA            Sell           2,455    4.250     9/20/13            --       (265,962)
                           JPMorgan Chase Bank NA, NY
                           Branch                            Sell           2,310    4.650     9/20/13            --       (217,820)
                                                                         --------                        -----------  -------------
                                                             Total         18,265                                 --     (1,883,224)
                                                                         --------                        -----------  -------------
Owens-Illinois, Inc.:
                           Citibank NA, New York             Sell           2,515    2.500     6/20/13            --       (122,053)
                           Credit Suisse International       Sell           1,535    2.500     6/20/13            --        (74,494)
                           Deutsche Bank AG                  Sell             715    2.500     6/20/13            --        (34,699)
                                                                         --------                        -----------  -------------
                                                             Total          4,765                                 --       (231,246)
                                                                         --------                        -----------  -------------
Rite Aid Corp.:
                           Credit Suisse International       Sell           2,265    7.500     3/20/09            --       (115,903)
                           Goldman Sachs Bank USA            Sell           3,845    8.060     3/20/09            --       (191,774)
                           Goldman Sachs International       Sell           4,250    5.000    12/20/09       504,450       (968,435)
                                                                         --------                        -----------  -------------
                                                             Total         10,360                            504,450     (1,276,112)
                                                                         --------                        -----------  -------------
Reliant Energy, Inc.:
                           Citibank NA, New York             Sell           2,300    2.450     9/20/11            --       (335,146)
                           Citibank NA, New York             Sell           5,520    2.600     9/20/11            --       (785,822)
                           Citibank NA, New York             Sell           5,900    3.900     9/20/11            --       (668,284)
                           Credit Suisse International       Sell             930    9.000    12/20/09            --        (23,338)
                           Credit Suisse International       Sell             955    9.000    12/20/09            --        (23,965)


                      14 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                           Merrill Lynch International       Sell           1,965    2.050     9/20/11            --       (303,920)
                                                                         --------                        -----------  -------------
                                                             Total         17,570                                 --     (2,140,475)
                                                                         --------                        -----------  -------------
R.H. Donnelley Corp.:
                           Barclays Bank plc                 Sell           2,445    5.000     9/20/10       440,100     (1,102,675)
                           Goldman Sachs Bank USA            Sell           2,240    9.000     3/20/09            --        (96,578)
                           Goldman Sachs Bank USA            Sell           3,475    5.000     9/20/10       764,500     (1,567,197)
                           Morgan Stanley & Co.
                           International Ltd.                Sell           1,465    5.000     9/20/10       263,700       (660,703)
                                                                         --------                        -----------  -------------
                                                             Total          9,625                Total     1,468,300     (3,427,153)
                                                                         --------                        -----------  -------------
SLM Corp.                  Deutsche Bank AG                  Sell           2,985    2.010     9/20/09            --       (253,235)
                                                                         --------                        -----------  -------------
                                                                            2,985                                 --       (253,235)
                                                                         --------                        -----------  -------------
Sprint Nextel Corp.:
                           Credit Suisse International       Sell           4,240    6.300     3/20/09            --        (59,048)
                           Goldman Sachs Bank USA            Sell           1,520    6.300     3/20/09            --        (21,168)
                                                                         --------                        -----------  -------------
                                                             Total          5,760                                 --        (80,216)
                                                                         --------                        -----------  -------------
Station Casinos Inc.:
                           Barclays Bank plc                 Sell           2,590    5.000     6/20/13       466,200     (2,051,193)
                           Goldman Sachs Bank USA            Sell           1,565    5.000     6/20/13       275,831     (1,230,779)
                                                                         --------                        -----------  -------------
                                                             Total          4,155                            742,031     (3,281,972)
                                                                         --------                        -----------  -------------
Temple-Inland, Inc.        Deutsche Bank AG                  Sell             500    3.000     9/20/09            --        (29,725)
                                                                         --------                        -----------  -------------
                                                             Total            500                                 --        (29,725)
                                                                         --------                        -----------  -------------
Tribune Co.:
                           Citibank NA, New York             Sell           2,735    5.000     1/16/09       895,713     (2,564,396)
                           Citibank NA, New York             Sell           2,835    5.000     1/16/09       907,200     (2,658,158)
                           Citibank NA, New York             Sell           2,500    5.000     1/16/09       825,000     (2,344,055)
                           Citibank NA, New York             Sell           2,655    5.000     1/16/09       929,250     (2,489,386)
                           Credit Suisse International       Sell           3,135    6.350     1/16/09            --     (2,939,445)
                           Credit Suisse International       Sell             220    5.000     1/16/09        48,400       (206,277)
                           Credit Suisse International       Sell             900    5.000     1/16/09       207,000       (843,860)
                           JPMorgan Chase Bank NA, NY
                           Branch                            Sell           1,405    5.000     1/16/09       337,200     (1,317,359)
                                                                         --------                        -----------  -------------
                                                             Total         16,385                          4,149,763    (15,362,936)
                                                                         --------                        -----------  -------------
Univision Communications,
Inc.:
                           Citibank NA, New York             Sell           2,290    5.000    12/20/09       160,300       (786,413)
                           Credit Suisse International       Sell           6,500   14.600     3/20/09            --       (469,789)
                           Goldman Sachs Bank USA            Sell           4,895    5.000     6/20/09       489,500     (1,618,259)
                           Goldman Sachs Bank USA            Sell           1,235    5.000     6/20/09       135,850       (408,284)
                           Goldman Sachs Bank USA            Sell           2,230    5.000     6/20/09       133,800       (737,225)
                           JPMorgan Chase Bank NA, NY
                           Branch                            Sell           3,505    5.000     6/20/09       455,650     (1,158,733)
                           UBS AG                            Sell           1,950    5.000     6/20/09       175,500       (644,659)
                                                                         --------                        -----------  -------------
                                                             Total         22,605                          1,550,600     (5,823,362)
                                                                         --------                        -----------  -------------
Vale Overseas              Deutsche Bank AG                  Sell           4,565    1.050     3/20/17            --       (615,483)
                                                                         --------                        -----------  -------------
                                                             Total          4,565                                 --       (615,483)
                                                                         --------                        -----------  -------------
Vornado Realty LP:
                           Credit Suisse International       Sell             985    3.600     3/20/09            --         (8,561)
                           Deutsche Bank AG                  Sell           1,995    3.875     6/20/09            --        (15,995)
                                                                         --------                        -----------  -------------
                                                             Total          2,980                                 --        (24,556)
                                                                         --------                        -----------  -------------
XL Capital Ltd.:
                           Barclays Bank plc                 Sell           2,235    3.550     9/20/09            --       (165,875)
                           Deutsche Bank AG                  Sell           2,535    3.550     9/20/09            --       (188,140)
                                                                         --------                        -----------  -------------
                                                             Total          4,770                                 --       (354,015)
                                                                         --------                        -----------  -------------
                                                             Grand
                                                             Total Buys    27,820                                 --      4,634,716
                                                             Grand
                                                             Total
                                                             Sells        619,445                         34,270,877   (211,380,286)
                                                                         --------                        -----------  -------------
                                                             Total
                                                             Credit
                                                             Default
                                                             Swaps                                       $34,270,877  $(206,745,570)
                                                                                                         ===========  =============


                      15 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                            TOTAL MAXIMUM POTENTIAL PAYMENTS
                                                              FOR SELLING CREDIT PROTECTION                          REFERENCE ASSET
TYPE OF REFERENCE ASSET ON WHICH THE FUND SOLD PROTECTION            (UNDISCOUNTED)            AMOUNT RECOVERABLE*   RATING RANGE**
---------------------------------------------------------   --------------------------------   -------------------   ---------------
Asset-Backed Indexes                                                 $ 14,505,000                   $        --                 AA
CMBS Indexes                                                           43,760,000                            --                AAA
Non-Investment Grade Corporate Debt Indexes                            49,200,000                            --                  B
Single Name Corporate Debt                                            131,680,000                     3,130,000        AAA to BBB-
Single Name Corporate Debt                                            380,300,000                    14,300,000           BB+ to D
                                                                     ------------                   -----------
Total                                                                $619,445,000                   $17,430,000
                                                                     ============                   ===========

* Amounts recoverable includes potential payments from related purchased protection for instances where the Fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The reference asset security rating, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential payment by the Fund if the reference asset experiences a credit event as of period end.

INTEREST RATE SWAP CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                        NOTIONAL
REFERENCE ENTITY/                        AMOUNT       PAID BY       RECEIVED BY    TERMINATION
SWAP COUNTERPARTY                        (000's)     THE FUND         THE FUND         DATE          VALUE
-----------------                       --------   -------------   -------------   -----------   ------------
USD BBA LIBOR:
                                                                     Three-Month
Credit Suisse International              $20,600           4.353%  USD BBA LIBOR     10/21/16    $(2,944,403)
                                                                     Three-Month
Credit Suisse International               30,000           2.768   USD BBA LIBOR      11/3/10       (678,278)
                                                                     Three-Month
Credit Suisse International               20,550           2.225   USD BBA LIBOR     11/20/10       (290,571)
                                                                     Three-Month
UBS AG                                    27,120           2.230   USD BBA LIBOR     11/20/10       (386,148)
                                         -------                                                 -----------
Total where Fund pays a fixed rate        98,270                                                  (4,299,400)
Credit Suisse International               59,000     Three-Month
                                                   USD BBA LIBOR           3.173%    11/28/28      4,385,175
Goldman Sachs Group, Inc. (The)                      Three-Month
                                          10,000   USD BBA LIBOR           4.543     10/21/28      2,775,640
                                         -------                                                 -----------
Total where Fund pays a variable rate     69,000                                                   7,160,815
                                                                                                 -----------
Total Interest Rate Swaps                                                                        $ 2,861,415
                                                                                                 ===========

Abbreviation/Definition is as follows:

BBA LIBOR British Bankers' Association London-Interbank Offered Rate

TOTAL RETURN SWAP CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                         NOTIONAL
REFERENCE ENTITY/                         AMOUNT     PAID BY   RECEIVED BY   TERMINATION
SWAP COUNTERPARTY                         (000's)   THE FUND    THE FUND        DATE          VALUE
-----------------                        --------   --------   -----------   -----------   ------------
BARCLAYS CAPITAL U.S. CMBS AAA INDEX*:
Citibank NA                              $ 58,800      A            D            2/1/09     $  6,463,079
Citibank NA                               100,000      A            D            2/1/09       10,899,084
Morgan Stanley                             11,500      A            D            2/1/09        1,257,909
Morgan Stanley                             19,300      A            D            3/1/09        2,114,917
                                                                                            ------------
                                                                 Reference Entity Total       20,734,989
                                                                                            ------------
BANC OF AMERICA SECURITIES LLC
AAA 10 YR. CMBS DAILY INDEX*:
Morgan Stanley                             32,640      B            C           3/31/09       (8,053,648)
Goldman Sachs Group, Inc. (The)           238,170      A            D           3/31/09       51,303,802
Goldman Sachs Group, Inc. (The)           240,390      B            C           1/31/09      (57,110,654)
                                                                                            ------------
                                                                 Reference Entity Total      (13,860,500)
                                                                                            ------------


                      16 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

BARCLAYS CAPITAL U.S. CMBS AAA
8.5+ INDEX*:
Barclays Bank plc                          41,040      B            C            4/1/09       (7,791,698)
Goldman Sachs Group, Inc. (The)            55,270      A            D            3/1/09        9,471,037
Goldman Sachs Group, Inc. (The)            19,400      A            D            3/1/09        3,278,072
Goldman Sachs Group, Inc. (The)            11,400      A            D            3/1/09        1,933,630
Goldman Sachs Group, Inc. (The)            23,770      A            D            1/1/09        4,060,701
                                                                                             -----------
                                                                 Reference Entity Total       10,951,742
                                                                                             -----------
                                                            Total of Total Return Swaps      $17,826,231
                                                                                             ===========

* The CMBS Indexes are representative indexes of segments of the commercial mortgage backed securities market. These indexes are measured by movements in the credit spreads of the underlying holdings. As the credit market perceives an improvement in the credit quality of an Index's underlying holdings and reduced probability of default, the spread of an index narrows. As the credit market perceives a decrease in credit quality and an increased probability of default on an Index's underlying holdings, the spread widens.

Abbreviations/Definitions are as follows:

CMBS   Commercial Mortgage Backed Securities

A - The Fund makes periodic payments when credit spreads, as represented by the Reference Entity, widen.

B - The Fund makes periodic payments when credit spreads, as represented by the Reference Entity, narrow.

C - The Fund receives periodic payments when credit spreads, as represented by the Reference Entity, widen.

D - The Fund receives periodic payments when credit spreads, as represented by the Reference Entity, narrow.

SWAP SUMMARY AS OF DECEMBER 31, 2008 IS AS FOLLOWS:

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

                                                                            NOTIONAL
                                                   SWAP TYPE FROM            AMOUNT
SWAP COUNTERPARTY                                 FUND PERSPECTIVE          (000's)        VALUE
-----------------                          ------------------------------   --------   --------------
Barclays Bank plc:
                                           Credit Default Buy Protection    $  2,085   $     196,832
                                           Credit Default Sell Protection     49,190     (19,553,804)
                                           Total Return                       41,040      (7,791,698)
                                                                                       -------------
                                                                                         (27,148,670)
                                                                                       -------------
Citibank NA, New York:
                                           Credit Default Sell Protection     13,200      (2,108,686)
                                           Credit Default Sell Protection     79,600     (27,099,937)
                                                                                       -------------
                                                                                         (29,208,623)
                                                                                       -------------
Citibank NA                                Total Return                      158,800      17,362,163
Credit Suisse International:
                                           Credit Default Buy Protection       9,025       1,620,132
                                           Credit Default Sell Protection    119,225     (27,618,530)
                                           Interest Rate                     130,150         471,923
                                                                                       -------------
                                                                                         (25,526,475)
                                                                                       -------------
Deutsche Bank AG:
                                           Credit Default Buy Protection       6,680       1,071,604
                                           Credit Default Sell Protection     40,505      (7,174,515)
                                                                                       -------------
                                                                                          (6,102,911)
                                                                                       -------------
Goldman Sachs Bank USA                     Credit Default Sell Protection     35,315     (12,308,468)
Goldman Sachs Group, Inc. (The):
                                           Interest Rate                      10,000       2,775,640
                                           Total Return                      588,400      12,936,588
                                                                                       -------------
                                                                                          15,712,228
                                                                                       -------------
Goldman Sachs International                Credit Default Sell Protection      4,250        (968,435)
JPMorgan Chase Bank NA, NY Branch          Credit Default Sell Protection    103,900     (34,760,229)
Merrill Lynch International                Credit Default Sell Protection     64,760     (33,449,622)
Morgan Stanley                             Total Return                       63,440      (4,680,822)
Morgan Stanley Capital Services, Inc.      Credit Default Sell Protection     47,260     (30,542,331)
Morgan Stanley & Co. International Ltd.:
                                           Credit Default Buy Protection      10,030       1,746,148


                      17 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                           Credit Default Sell Protection     31,985      (9,869,825)
                                                                                       -------------
                                                                                          (8,123,677)
                                                                                       -------------
UBS AG:
                                           Credit Default Sell Protection     30,255      (5,925,904)
                                           Interest Rate                      27,120        (386,148)
                                                                                       -------------
                                                                                          (6,312,052)
                                                                                       -------------
                                                                        Total Swaps    $(186,057,924)
                                                                                       =============

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific


                      18 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities              $1,060,275
Sold securities                    1,062,583

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2008, securities with an aggregate market value of $3,160,888, representing 0.50% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


                      19 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

As of December 31, 2008, the Fund had no outstanding futures contracts.

SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in


                      20 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual reports and as a component of unrealized gain or loss on the Statement of Operations in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.

As of the period end, the Fund has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and/or indexes that are either unavailable or considered to be less attractive in the bond market. The Fund has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. In addition, the Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.


                      21 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Risks of total return swaps include credit, market and liquidity risk.

ILLIQUID SECURITIES

As of December 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $1,352,859,668
Federal tax cost of other investments      (34,270,877)
                                        --------------
Total federal tax cost                  $1,318,588,791
                                        ==============
Gross unrealized appreciation           $  106,812,223
Gross unrealized depreciation             (792,646,665)
                                        --------------
Net unrealized depreciation             $ (685,834,442)
                                        ==============


                      22 | Oppenheimer Champion Income Fund


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Champion Income Fund

By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009